Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Supplement [Text Block]	jpmt15_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan China Region Fund

JPMorgan India Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

(All Share Classes)

(Each, a series of JPMorgan Trust I)

Supplement dated September 4, 2012

to the Prospectus dated February 29, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2012, the JPMorgan China Region Fund, JPMorgan India Fund, JPMorgan Latin America Fund and the JPMorgan Russia Funds’ (the “Funds”) adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on Class A, Class C and Select Class Shares of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus are hereby replaced with the corresponding tables below.

JPMorgan China Region Fund

The tables below replace the corresponding tables on page 5 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.05	2.05	2.07
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.80	1.80	1.82

Total Annual Fund Operating Expenses	3.55	4.05	3.32
Fee Waivers and Expense Reimbursements[1]	(1.70)	(1.70)	(1.72)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.85	2.35	1.60

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,407	2,132	4,037
CLASS C SHARES ($)	338	1,077	1,933	4,144
SELECT CLASS SHARES ($)	163	861	1,583	3,496

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,407	2,132	4,037
CLASS C SHARES ($)	238	1,077	1,933	4,144
SELECT CLASS SHARES ($)	163	861	1,583	3,496

JPMorgan India Fund

The tables below replace the corresponding tables on page 18 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.46	1.46	1.47
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.21	1.21	1.22

Total Annual Fund Operating Expenses	2.96	3.46	2.72
Fee Waivers and Expense Reimbursements[1]	(1.11)	(1.11)	(1.12)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.85	2.35	1.60

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,294	1,908	3,558
CLASS C SHARES ($)	338	959	1,703	3,665
SELECT CLASS SHARES ($)	163	738	1,340	2,969

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,294	1,908	3,558
CLASS C SHARES ($)	238	959	1,703	3,665
SELECT CLASS SHARES ($)	163	738	1,340	2,969

JPMorgan Latin America Fund

The tables below replace the corresponding tables on page 46 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.75	0.75	0.76
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.50	0.50	0.51
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.01	2.51	1.77
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.30)	(0.31)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.71	2.21	1.46

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.70%, 2.20% and 1.45%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,095	1,525	2,717
CLASS C SHARES ($)	324	753	1,309	2,823
SELECT CLASS SHARES ($)	149	527	930	2,058

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,095	1,525	2,717
CLASS C SHARES ($)	224	753	1,309	2,823
SELECT CLASS SHARES ($)	149	527	930	2,058

JPMorgan Russia Fund

The tables below replace the corresponding tables on page 50 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.39	1.35	1.35
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.14	1.10	1.10
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.90	3.36	2.61
Fee Waivers and Expense Reimbursements[1]	(1.19)	(1.15)	(1.15)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.71	2.21	1.46

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.70%, 2.20% and 1.45%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,269	1,874	3,499
CLASS C SHARES ($)	324	926	1,652	3,572
SELECT CLASS SHARES ($)	149	702	1,282	2,859

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,269	1,874	3,499
CLASS C SHARES ($)	224	926	1,652	3,572
SELECT CLASS SHARES ($)	149	702	1,282	2,859

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan China Region Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt15_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan China Region Fund

JPMorgan India Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

(All Share Classes)

(Each, a series of JPMorgan Trust I)

Supplement dated September 4, 2012

to the Prospectus dated February 29, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2012, the JPMorgan China Region Fund, JPMorgan India Fund, JPMorgan Latin America Fund and the JPMorgan Russia Funds’ (the “Funds”) adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on Class A, Class C and Select Class Shares of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus are hereby replaced with the corresponding tables below.

JPMorgan China Region Fund

The tables below replace the corresponding tables on page 5 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.05	2.05	2.07
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.80	1.80	1.82

Total Annual Fund Operating Expenses	3.55	4.05	3.32
Fee Waivers and Expense Reimbursements[1]	(1.70)	(1.70)	(1.72)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.85	2.35	1.60

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,407	2,132	4,037
CLASS C SHARES ($)	338	1,077	1,933	4,144
SELECT CLASS SHARES ($)	163	861	1,583	3,496

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,407	2,132	4,037
CLASS C SHARES ($)	238	1,077	1,933	4,144
SELECT CLASS SHARES ($)	163	861	1,583	3,496

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan China Region Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.80%
Other Expenses	rr_OtherExpensesOverAssets	2.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.55%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[1]
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	1,407
5 Years	rr_ExpenseExampleYear05	2,132
10 Years	rr_ExpenseExampleYear10	4,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	703
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,407
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,132
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,037
JPMorgan China Region Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.80%
Other Expenses	rr_OtherExpensesOverAssets	2.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.05%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.35%	[1]
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	1,077
5 Years	rr_ExpenseExampleYear05	1,933
10 Years	rr_ExpenseExampleYear10	4,144
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,077
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,933
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,144
JPMorgan China Region Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.82%
Other Expenses	rr_OtherExpensesOverAssets	2.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.60%	[1]
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	861
5 Years	rr_ExpenseExampleYear05	1,583
10 Years	rr_ExpenseExampleYear10	3,496
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	861
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,583
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,496
JPMorgan India Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt15_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan China Region Fund

JPMorgan India Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

(All Share Classes)

(Each, a series of JPMorgan Trust I)

Supplement dated September 4, 2012

to the Prospectus dated February 29, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2012, the JPMorgan China Region Fund, JPMorgan India Fund, JPMorgan Latin America Fund and the JPMorgan Russia Funds’ (the “Funds”) adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on Class A, Class C and Select Class Shares of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus are hereby replaced with the corresponding tables below.

JPMorgan India Fund

The tables below replace the corresponding tables on page 18 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.46	1.46	1.47
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.21	1.21	1.22

Total Annual Fund Operating Expenses	2.96	3.46	2.72
Fee Waivers and Expense Reimbursements[1]	(1.11)	(1.11)	(1.12)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.85	2.35	1.60

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,294	1,908	3,558
CLASS C SHARES ($)	338	959	1,703	3,665
SELECT CLASS SHARES ($)	163	738	1,340	2,969

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,294	1,908	3,558
CLASS C SHARES ($)	238	959	1,703	3,665
SELECT CLASS SHARES ($)	163	738	1,340	2,969

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan India Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.21%
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[1]
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	1,294
5 Years	rr_ExpenseExampleYear05	1,908
10 Years	rr_ExpenseExampleYear10	3,558
1 Year	rr_ExpenseExampleNoRedemptionYear01	703
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,294
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,908
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,558
JPMorgan India Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.21%
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.35%	[1]
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	959
5 Years	rr_ExpenseExampleYear05	1,703
10 Years	rr_ExpenseExampleYear10	3,665
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	959
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,703
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,665
JPMorgan India Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.22%
Other Expenses	rr_OtherExpensesOverAssets	1.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.60%	[1]
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	738
5 Years	rr_ExpenseExampleYear05	1,340
10 Years	rr_ExpenseExampleYear10	2,969
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	738
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,969
JPMorgan Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt15_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan China Region Fund

JPMorgan India Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

(All Share Classes)

(Each, a series of JPMorgan Trust I)

Supplement dated September 4, 2012

to the Prospectus dated February 29, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2012, the JPMorgan China Region Fund, JPMorgan India Fund, JPMorgan Latin America Fund and the JPMorgan Russia Funds’ (the “Funds”) adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on Class A, Class C and Select Class Shares of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus are hereby replaced with the corresponding tables below.

JPMorgan Latin America Fund

The tables below replace the corresponding tables on page 46 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.75	0.75	0.76
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.50	0.50	0.51
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.01	2.51	1.77
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.30)	(0.31)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.71	2.21	1.46

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.70%, 2.20% and 1.45%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,095	1,525	2,717
CLASS C SHARES ($)	324	753	1,309	2,823
SELECT CLASS SHARES ($)	149	527	930	2,058

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,095	1,525	2,717
CLASS C SHARES ($)	224	753	1,309	2,823
SELECT CLASS SHARES ($)	149	527	930	2,058

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Latin America Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.71%	[2]
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	1,095
5 Years	rr_ExpenseExampleYear05	1,525
10 Years	rr_ExpenseExampleYear10	2,717
1 Year	rr_ExpenseExampleNoRedemptionYear01	690
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,095
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,525
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,717
JPMorgan Latin America Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.21%	[2]
1 Year	rr_ExpenseExampleYear01	324
3 Years	rr_ExpenseExampleYear03	753
5 Years	rr_ExpenseExampleYear05	1,309
10 Years	rr_ExpenseExampleYear10	2,823
1 Year	rr_ExpenseExampleNoRedemptionYear01	224
3 Years	rr_ExpenseExampleNoRedemptionYear03	753
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,309
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,823
JPMorgan Latin America Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.46%	[2]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	527
5 Years	rr_ExpenseExampleYear05	930
10 Years	rr_ExpenseExampleYear10	2,058
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	527
5 Years	rr_ExpenseExampleNoRedemptionYear05	930
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,058
JPMorgan Russia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt15_SupplementTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan China Region Fund

JPMorgan India Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

(All Share Classes)

(Each, a series of JPMorgan Trust I)

Supplement dated September 4, 2012

to the Prospectus dated February 29, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2012, the JPMorgan China Region Fund, JPMorgan India Fund, JPMorgan Latin America Fund and the JPMorgan Russia Funds’ (the “Funds”) adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on Class A, Class C and Select Class Shares of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus are hereby replaced with the corresponding tables below.

JPMorgan Russia Fund

The tables below replace the corresponding tables on page 50 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.39	1.35	1.35
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.14	1.10	1.10
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.90	3.36	2.61
Fee Waivers and Expense Reimbursements[1]	(1.19)	(1.15)	(1.15)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.71	2.21	1.46

1	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.70%, 2.20% and 1.45%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,269	1,874	3,499
CLASS C SHARES ($)	324	926	1,652	3,572
SELECT CLASS SHARES ($)	149	702	1,282	2,859

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,269	1,874	3,499
CLASS C SHARES ($)	224	926	1,652	3,572
SELECT CLASS SHARES ($)	149	702	1,282	2,859

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Russia Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.14%
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.71%	[2]
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	1,269
5 Years	rr_ExpenseExampleYear05	1,874
10 Years	rr_ExpenseExampleYear10	3,499
1 Year	rr_ExpenseExampleNoRedemptionYear01	690
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,269
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,874
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,499
JPMorgan Russia Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.21%	[2]
1 Year	rr_ExpenseExampleYear01	324
3 Years	rr_ExpenseExampleYear03	926
5 Years	rr_ExpenseExampleYear05	1,652
10 Years	rr_ExpenseExampleYear10	3,572
1 Year	rr_ExpenseExampleNoRedemptionYear01	224
3 Years	rr_ExpenseExampleNoRedemptionYear03	926
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,652
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,572
JPMorgan Russia Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.46%	[2]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	702
5 Years	rr_ExpenseExampleYear05	1,282
10 Years	rr_ExpenseExampleYear10	2,859
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	702
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,282
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,859

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.70%, 2.20% and 1.45%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.